Basis of preparation	12 Months Ended
Dec. 31, 2025
Disclosure of basis of preparation of financial statements [Abstract]
Basis of preparation	Note 1: Basis of preparation
The consolidated financial statements of Lloyds Bank plc and its subsidiary undertakings (the Group) have been prepared in accordance with
United Kingdom adopted international accounting standards and in conformity with the requirements of the Companies Act 2006. The financial statements have also been prepared in accordance with IFRS® Accounting Standards as issued by the International Accounting
Standards Board (IASB).
The financial information has been prepared under the historical cost convention, as modified by the revaluation of investment properties, financial assets measured at fair value through other comprehensive income, trading securities and certain other financial assets and liabilities at fair value through profit or loss and all derivative contracts. The directors consider that it is appropriate to continue to adopt the going concern basis in preparing the financial statements. In reaching this assessment, the directors have considered the Group’s capital and funding position, the impact of climate change upon the Group’s future performance and the results from stress testing scenarios.
The Group’s accounting policies are consistent with those applied by the Group in its financial statements for the year ended 31 December
2024 and there have been no changes in the Group’s methods of computation.
Current and deferred tax are presented separately for each movement in the revaluation reserve in respect of debt securities held at fair value through other comprehensive income and movements in the cash flow hedge reserve within the statement of other comprehensive income.
Previously both current tax and deferred tax were presented in aggregate for each reserve.
The IASB has issued an amendment to IAS 21 The Effects of Changes in Foreign Exchange Rates, effective 1 January 2025. This amendment has not had a significant impact on the Group.
Future accounting developments
There are a number of new accounting pronouncements issued by the IASB with an effective date of 1 January 2027. This includes IFRS 18
Presentation and Disclosure in Financial Statements and IFRS 19 Subsidiaries without Public Accountability: Disclosures.
IFRS 18 Presentation and Disclosure in Financial Statements replaces IAS 1 Presentation of Financial Statements. While many of the existing requirements of IAS 1 Presentation of Financial Statements are retained, IFRS 18 Presentation and Disclosure in Financial Statements
introduces additional disclosure obligations in relation to the structure of the income statement, management-defined performance measures, and the aggregation and disaggregation of financial information. IFRS 18 will have no impact on the Group’s net profit as it impacts neither recognition nor measurement. The new standard will impact the presentation of the Group’s results as it requires that operating, investing and financing activities are presented separately. There will also be a change in the Group’s cash flow statement as IFRS 18 requires that the first line of the cash flow statement is operating profit rather than profit before tax.
IFRS 19 Subsidiaries without Public Accountability: Disclosures is being assessed and is not expected to have a significant impact on the Bank.
IFRS 19 has yet to be endorsed for use in the UK.
The IASB has issued its annual improvements and a number of amendments to the IFRS Accounting Standards effective 1 January 2026, including Amendments to IFRS 9 Financial Instruments and Amendments to IFRS 7 Financial Instruments Disclosures. These improvements and amendments are not expected to have a significant impact on the Group.